PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
PLAN TERMINATION
PLAN TERMINATION

NOTE 3 - PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right, under the Plan, to discontinue their contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of termination of the Plan, participants will become 100% vested in their accounts.